Accounts payable and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accounts payable and other liabilities

Accounts payable and other liabilities is comprised of the following balances:

	As of December 31,
	2022	2021
Accounts payable	$45,974	$18,599
Other payables (1)	$24,544	$46,824
Accrued liabilities (2)	$91,691	$72,328
Payroll liabilities	$33,186	$35,780
Provisions and contingent liabilities (3)	$46,134	$38,310
Total	$241,529	$211,841

(1)
Other payables mainly consist of sales tax and value added tax payable and other miscellaneous payables.
(2)
Accrued liabilities mainly consist of the provision for customer payments (See Note 10), general accrued expenses and external interest payable.
(3)
Provisions and contingent liabilities mainly consist of uncertain tax positions, allowance for credit losses related to financial guarantees and merchant overdrafts, and provisions recognized for certain litigation claims.